Trading assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Trading assets and liabilities
end of	2019	2018
Trading assets (CHF million)
Debt securities	67,030	63,648	[1]
Equity securities	64,604	46,517
Derivative instruments [2]	17,730	18,402
Other	4,531	5,292
Trading assets	153,895	133,859	[1]
Trading liabilities (CHF million)
Short positions	24,714	26,948
Derivative instruments [2]	13,472	15,223
Trading liabilities	38,186	42,171
1
Residential and commercial mortgage-backed securities that were previously reported in investment securities have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

2 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
end of	2019	2018
Cash collateral on derivative instruments – netted (CHF million) [1]
Cash collateral paid	20,739	20,333
Cash collateral received	14,633	13,213
Cash collateral on derivative instruments – not netted (CHF million) [2]
Cash collateral paid	4,570	7,057
Cash collateral received	7,457	6,903
1 Recorded as cash collateral netting on derivative instruments in Note 26 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 21 – Other assets and other liabilities.